Financial Statement Schedule I Condensed Financial Information of Parent Company Consolidated Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net loss	¥ (192,927)	$ (26,430)	¥ (311,782)	¥ (177,872)
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	9,047	1,239	14,674	43,998
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	(183,880)	(25,191)	(297,108)	(133,874)
Parent Company
Net loss	(192,927)	(26,430)	(311,782)	(177,872)
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	9,047	1,239	14,674	43,998
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	¥ (183,880)	$ (25,191)	¥ (297,108)	¥ (133,874)